Financial Risk Management (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 16,208,556	₨ 14,690,043
Cash and cash equivalents
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	4,574,013	5,502,055
Other assets
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	334,540	375,802
Trade receivables
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	10,784,668	8,520,118
Other receivables
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	29,869	79,830
Other investments
Disclosure of financial risk management [Line Items]
Maximum exposure to credit risk	₨ 476,050	₨ 212,238